Initial Public Offering (Details) - Breeze Holdings Acquisition Corp. [Member] - USD ($)			6 Months Ended	12 Months Ended
	Nov. 25, 2020	Nov. 23, 2020	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Initial Public Offering [Line Items]
Description of conversion feature				Pursuant to the Initial Public Offering, the Company sold 10,000,000 Units at a purchase price of $10.00 per Unit on November 23, 2020, for an aggregate purchase price of $100,000,000. Each Unit consists of one share of common stock, $0.0001 par value, one Right to receive one-twentieth (1/20) of one share of common stock upon the consummation of an initial business combination and one redeemable warrant (“Public Warrant”).
Shares issued price per share				$ 9.2
Number of common stock entitled for each warrants (in Shares)			1	1
Exercise price per share			$ 11.5	$ 0.17
Common stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
Public Warrant [Member]
Initial Public Offering [Line Items]
Number of common stock entitled for each warrants (in Shares)			1	1
Exercise price per share			$ 11.5	$ 11.5
Warrant exercisable period			30 days	30 days
Initial public offering closing period			18 months	18 months
Initial business combination expiration period			5 years	5 years
Common stock, par value		$ 0.0001
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Common stock issued, shares (in Shares)	1,500,000			1,500,000
Shares issued price per share	$ 10			$ 10
Initial Public Offering [Member]
Initial Public Offering [Line Items]
Common stock issued, shares (in Shares)	11,500,000	10,000,000
Shares issued price per share	$ 10	$ 10
Aggregate purchase price (in Dollars)		$ 100,000,000